Summary of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Balance - Beginning of period	$ 233	$ 277
Provision recognized	(404)
Utilization of provision	(40)	(28)
Change in the provision	(174)
Unwinding of discount and impact of foreign exchange rate changes	6	(16)
Balances - End of the year	429	233
Less: current portion	429	45
Non-current portion		$ 188